Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 53,591	$ 33,295
Accounts receivable	1,621	1,244
Prepaid expenses	1,101	609
Other receivables	708	996
Inventory	610	553
Total current assets	57,631	36,697
Vessels in operation (note 4)	846,939	836,537
Other fixed assets	5	6
Intangible assets (note 5)	39	67
Other long term assets (note 7)	306	407
Total non-current assets	847,289	837,017
Total Assets	904,920	873,714
Liabilities
Current portion of long-term debt (note 7)	35,160
Intangible liability - charter agreements (note 6)	2,104	2,119
Deferred revenue	796	462
Accounts payable	622	2,123
Accrued expenses	14,950	15,278
Total current liabilities	53,632	19,982
Long-term debt (note 7)	442,913	401,869
Intangible liability - charter agreements (note 6)	11,589	13,693
Deferred tax liability	20	34
Total long-term liabilities	454,522	415,596
Total Liabilities	$ 508,154	$ 435,578
Commitments and contingencies (note 10)
Stockholders' Equity
Additional paid in capital	$ 386,425	$ 386,350
Retained earnings	9,792	51,237
Total Stockholders' Equity	396,766	438,136
Total Liabilities and Stockholders' Equity	904,920	873,714
Class A Common Stock [Member]
Stockholders' Equity
Common stock	475	475
Class B Common Stock [Member]
Stockholders' Equity
Common stock	74	74
Series B Preferred Shares [Member]
Stockholders' Equity
Preferred stock	$ 0	$ 0